UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

10225 Ulmerton Road, Suite 3D

Largo, Florida 33771

(Address of principal executive offices)

 (Zip code)

Mr. David W. Dube

c/o Peak Wealth Opportunites, LLC

Sugar Creek Professional Center

10225 Ulmerton Road, Suite 3D

Largo, Florida 33771

(Name and address of agent for service)

Copies to:

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, New Jersey 08012

Registrant's telephone number, including area code: 800-494-2755

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

FORM N-PX SPREADSHEET*

REGISTRANT NAME: StockCar Stocks Index Fund
INVESTMENT COMPANY ACT FILE NUMBER: _____________________________
REPORTING PERIOD: 7/1/2008-6/30/2009
REGISTRANT ADDRESS: ____________________________
NAME OF SERIES (AS APPLICABLE): __________________________________

Issuer of Portfolio Security	Ticker Symbol	CUSIP #	Share-holder Meeting Date	Record Date	Proposal Number	Summary of Matters Voted-on	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For, Against or Withhold vote to Elect Directors	Whether Vote Was For or Against Management

Brown-Forman Corp.	BF-B		7/24/2008	6/16/2008	One	Election of thirteen directors	Issuer	No	CL B shares are ineligible to vote.	N/A

General Mills, Inc.	GIS		9/22/2008	7/24/2008	One (A) - One (M)	Election of thirteen directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For

FedEx Corporation	FDX		9/29/2008	8/4/2008	One (A) - One (L)	Election of twelve directors	Issuer	Yes	For	For
					Two	Amend Incentive Stock Plan to increase issuable shares	Issuer	Yes	Against	Against
					Three	Ratify appointment of auditors	Issuer	Yes	For	For
					Four	Adopt policy that Board Chairman be independent director	Shareholder	Yes	For	Against
					Five	Adopt policy of shareholder advisory vote on Executive Pay.	Shareholder	Yes	For	Against

Diageo PLC	DEO		10/15/2008	?	Total of 17	Elect Directors and other matters	Issuer	No	Proxy was not received by meeting date.	N/A

News Corp.	NWS		10/17/2008	8/18/2008	1A, 1B, 1C	Election of 16 Directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Provide for annual election of Directors	Issuer	Yes	For	For

Anheuser-Busch Companies	BUD		11/12/2008	10/3/2008	One	Adopt plan of merger between Anheuser-Busch Companies and InBev N.V./S.A.	Issuer	Yes	For	For
					Two	Vote to postpone special meeting to a later date, if-necessary.	Issuer	Yes	Against	Against

Bank of America Corp.	BAC		12/5/2008	10/20/2008	One	Issuance of BAC shares to complete merger with Merrill Lynch & Co.	Issuer	Yes	For	For
					Two	Amend 2003 Key Associate Stock Plan	Issuer	Yes	Against	Against
					Three	Increase authorized shares from 7.5 Billion to 10 Billion	Issuer	Yes	Against	Against
					Four	Approve adjournment of Special Meeting if necessary	Issuer	Yes	Against	Against

Sirius XM Radio, Inc.	SIRI		10/20/2008	12/18/2008	One	Election of twelve directors	Issuer	Yes	For	For
					Two	Amend Ctf. of Incorporation to increase number of authorized common shares	Issuer	Yes	For	For
					Three	Amend Ctf. of Incorporation to effect a reverse split of company's common stock	Issuer	Yes	For	For
					Four	Ratify appointment of auditors	Issuer	Yes	For	For

Infineon Technologies AG	IFX		2/12/2009	1/2/2009	Two	Approve acts of Management Board	Issuer	Yes	Against	Against
					Three	Approve acts of Supervisory Board	Issuer	Yes	Against	Against
					Four	Ratify appointment of auditors	Issuer	Yes	For	Yes
					Five	Authorize purchase and use of own shares	Issuer	Yes	For	Yes
					Six	Modification of Conditional Capitals	Issuer	Yes	For	Yes
					Seven	Create new authorized capital to issue shares to employees	Issuer	Yes	Abstain	Against
					Eight	Create new authorized capital.	Issuer	Yes	Abstain	Against
					Nine	Adopt 2009 Stock Option Plan	Issuer	Yes	Abstain	Against
					Ten	Authorize issuance of bonds with warrants and/or convertible bonds	Issuer	Yes	Abstain	Against
					Eleven	Amend Articles of Association	Issuer	Yes	For	Yes
					Twelve	Approve domination and profit-and-loss transfer agreement with Infineon Technologies Mantel	Issuer	Yes	Abstain	Against
					Thirteen	Approve domination and profit-and-loss transfer agreement with Infineon Technologies Dresden	Issuer	Yes	Abstain	Against

Ashland, Inc.	ASH		1/29/2009	12/1/2008	One	Election of five directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Amend Articles of Incorporation to provide for majority voting for election of directors	Issuer	Yes	For	For

Walt Disney Co.	DIS		3/10/2009	1/9/'09	One	Election of twelve directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Amend 2005 Stock incentive Plan as-amended	Issuer	Yes	Against	Against
					Four	Approve terms of amended 2002 Executive Performance Plan	Issuer	Yes	Against	Against
					Five	Request report on political contributions	Shareholder	Yes	Against	For
					Six	Eliminate "golden coffin" death benefit payments	Shareholder	Yes	For	Against
					Seven	Adopt policy of shareholder advisory vote on executive pay	Shareholder	Yes	For	Against

Goodyear Tire & Rubber Co.	GT		4/7/2009	2/13/2009	One	Election of eleven directors	Issuer	Yes	For	For
					Two	Amend Articles of Incorporation to provide for majority voting for election of directors	Issuer	Yes	For	For
					Three	Approve amending Goodyear's Code of Regulations to authorize Board to amend regulations under Ohio General Corporation Law	Issuer	Yes	Abstain	Against
					Four	Ratify appointment of auditors	Issuer	Yes	For	For

International Speedway Corp.	ISCA		4/14/2009	2/28/2009	One	Election of four directors	Issuer	No	Company did not issue a proxy.	Directos and Officers own 69% of shares

Texas Instruments, Inc.	TXN		4/16/2009	2/17/090	One	Election of eleven directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Approve Long-Term Compensation Plan	Issuer	Yes	Against	Against
					Four	Approve 2009 Director Compensation Plan	Issuer	Yes	Against	Against
					Five	Separate the roles of Chairman and CEO	Issuer	Yes	For	Against

Genuine Parts Co.	GPC		4/20/2009	2/12/2009	One	Election of eleven directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For

Speedway Motorsports, Inc.	TRK		4/21/2009	3/2/2009	One	Election of three directors	Issuer	Yes	With-hold vote for Director 01	Against
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Approve amendments to 2004 Stock Incentive Plan, restated as-of 2/10/09	Issuer	Yes	Against	Against

The Coca-Cola Co.	KO		4/22/2009	2/23/2009	One	Election of thirteen directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Adopt policy of shareholder advisory vote on Executive Pay	Shareholder	Yes	For	Against
					Four	Adopt policy that Board Chairman be an Independent Director	Shareholder	Yes	For	Against
					Five	Establish Board Committee on Human Rights	Shareholder	Yes	Against	For
					Six	Establish that awards of Restricted Stock to Senior Executives and Board Members be tied-to specific performance metrics	Shareholder	Yes	Abstain	Against

Office Depot, Inc.	ODP		4/22/2009	3/3/2009	One	Election of eleven directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Amend by-laws to allow holders of 10% of outstanding shares to call special meeting of shareholders	Shareholder	Yes	Against	For
					Four	Amend by-laws to reimburse shareholder(s) for reasonable expenses in contested elections	Shareholder	Yes	Against	For
					Five	Adopt policy that Board Chairman be an Independent Director who has not before served as Executive Officer of ODP	Shareholder	Yes	For	Against

AT&T, Inc.	T		4/24/2009	1/30/009	One	Election of fifteen directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Amendment to increase authorized common shares	Issuer	Yes	Against	Against
					Four	Report on political contributions	Shareholder	Yes	Against	For
					Five	Amend by-laws to allow holders of 10% of outstanding shares to call special meeting of shareholders	Shareholder	Yes	Against	For
					Six	Adopt cumulative voting in election of directors	Shareholder	Yes	For	Against
					Seven	Amend by-laws to require that Chairman of Board be an independent director	Shareholder	Yes	For	Against
					Eight	Adopt policy of shareholder advisory vote on executive pay	Shareholder	Yes	For	Against
					Nine	Exclude pension credits in calculating Performance-Based Pay	Shareholder	Yes	Abstain	Against

Kellogg Co.	K		4/24/2009	3/2/2009	One	Election of four directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Approve 2009 Long-Term Incentive Plan	Issuer	Yes	Against	Against
					Four	Approve 2009 Non-Employee Director Stock Plan	Issuer	Yes	For	For
					Five	Enact majority vote requirement for election of directors	Shareholder	Yes	For	Against
					Six	Provide for annual election of directors	Shareholder	Yes	For	Against

Fortune Brands, Inc.	FO		4/28/2009	2/27/2009	One	Election of four directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Amend Articles of Incorporation to provide for annual election of directors	Issuer	Yes	For	For
					Four	Adopt simple majority vote standard, and eliminate 80% supermajority voting requirement	Shareholder	Yes	For	Against

Bank of America Corp.	BAC		4/29/2009	3/4/2009	One	Election of eighteen directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Adopt advisory (non-binding) shareholder vote on Executive Pay.	Issuer	Yes	For	For
					Four	Disclose any prior government service by employees with rank of Vice President or higher.	Shareholder	Yes	Against	For
					Five	Adopt shareholder advisory vote on Executive Pay	Shareholder	Yes	Against	For
					Six	Adopt cumulative voting in election of directors	Shareholder	Yes	For	Against
					Seven	Amend by-laws to allow holders of 10% of outstanding shares to call special meeting of shareholders.	Shareholder	Yes	Against	For
					Eight	Adopt policy that Board Chairman be an Independent Director	Shareholder	Yes	For	Against
					Nine	Report to shareholders on predatory lending practices	Shareholder	Yes	Against	For
					Ten	Adopt principles for Health Care reform	Shareholder	Yes	Against	For
					Eleven	Limit Excutive Compensation	Shareholder	Yes	For	Against

Marathon Oil Corp.	MRO		4/29/2009	3/2/2009	One	Election of thirteen directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Amend by-laws to allow holders of 10% of outstanding shares to call special meeting of shareholders.	Shareholder	Yes	Against	For
					Four	Adopt policy of shareholder advisory vote on Executive Pay	Shareholder	Yes	For	Against

Dover Motorsports, Inc.	DVD		4/29/2009	3/23/2009	One	Election of three directors	Issuer	Yes	For	For
					Two	Eliminate "poison pill" rights agreement with Mellon Investor Services, LLC	Shareholder	Yes	For	Against

Black & Decker Corp.	BDK		4/30/2009	3/16/2009	One	Election of eleven directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For

Aaron Rents, Inc., CL B	RNT		5/5/509	3/10/2009	One	Election of eleven directors	Issuer	No	CL B shares are ineligible to vote
					Two	Amend and restate 2001 Stock Option and Incentive Plan	Issuer	No	"

Newell Rubbermaid, Inc.	NWL		5/5/2009	3/13/2009	One	Election of four directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For

O'Reilly Automotive, Inc.	ORLY		5/5/2009	2/27/2009	One	Election of three directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Approve 2009 Employee Stock Purchase Plan	Issuer	Yes	For	For
					Four	Approve 2009 Long-Term Incentive Plan for Key Employees	Issuer	Yes	For	For

PepsiCo, Inc.	PEP		5/6/2009	3/6/2009	One	Election of thirteen directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Approve PepsiCo, Inc. Executive Compensation Plan	Issuer	Yes	Against	Against
					Four	Request a review of efficacy of container recycling program	Shareholder	Yes	Abstain	Against
					Five	Request review of policies and procedures for monitoring genetically-engineered products	Shareholder	Yes	Against	For
					Six	Request a semi-annual report on charitable contributions	Shareholder	Yes	For	Against
					Seven	Adopt policy of shareholder advisory vote on Executive Pay	Shareholder	Yes	For	Against

RC2 Corp	RCRC		5/7/2009	3/10/2009	One	Election of ten directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For

Sunoco, Inc.	SUN		5/7/2009	2/9/2009	One	Election of ten directors	Issuer	Yes	For	For
					Two	Approve amended and restated retainer plan for outside directors	Issuer	Yes	For	For
					Three	Ratify appointment of auditors	Issuer	Yes	For	For

Sprint Nextel Corp.	S		5/12/2009	3/13/2009	One	Election of ten directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Approve amendments to 1988 Employee Stock Purchase Plan	Issuer	Yes	For	For
					Four	Amend by-laws to allow holders of 10% of outstanding shares to call special meeting of shareholders	Shareholder	Yes	Against	For
					Five	Report semi-annually on political contributions	Shareholder	Yes	Against	For

3M Company	MMM		5/12/2009	3/13/2009	One	Election of ten directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Amend by-laws to allow holders of 10% of outstanding shares to call special meeting of shareholders	Shareholder	Yes	Against	For
					Four	Set minimum holding period for vesting of stock options and awards	Shareholder	Yes	Abstain	Against

Molson Coors Brewing Co.	TAP		5/13/2009	3/16/2009	One	Election of fourteen directors	Issuer	Yes	For	For

Ford Motor Co.	F		5/14/2009	3/18/2009	One	Election of thirteen directors	Issuer	Yes	For	For
					Two	Ratify selection of auditors	Issuer	Yes	For	For
					Three	Approval to issue common stock in excess of 20% of outstanding shares	Issuer	Yes	Against	Against
					Four	Approval to issue common stock in excess of 1% of outstanding shares to an affiliate	Issuer	Yes	For	For
					Five	Disclose any prior government service by employees with rank of Vice President or higher	Shareholder	Yes	Against	For
					Six	Amend by-laws to allow holders of 10% of outstanding shares to call special meeting of shareholders	Shareholder	Yes	Against	For
					Seven	Recapitalize all outstanding stock to provide that each share will be entitled-to a single vote	Shareholder	Yes	Against	For
					Eight	Report semi-annually on political contributions	Shareholder	Yes	Against	For
					Nine	Adopt policy of shareholder advisory vote on Executive Pay	Shareholder	Yes	For	Against
					Ten	Report on "enforceability" of shareholder votes	Shareholder	Yes	Against	For
					Eleven	Adopt comprehensive healthcare reform principles	Shareholder	Yes	Against	For
					Twelve	Limit Executive Pay until company achieves two consecutive years of profitability	Shareholder	Yes	Against	For

Allstate Corp.	ALL		5/19/2009	3/20/2009	One	Election of ten directors	Issuer	Yes	For	For
					Two	Ratify selection of auditors	Issuer	Yes	For	For
					Three	Approve material terms of Annual Executive Incentive Plan	Issuer	Yes	Against	Against
					Four	Approve 2009 Equity Incentive Plan	Issuer	Yes	For	For
					Five	Amend by-laws to allow holders of 10% of outstanding shares to call special meeting of shareholders	Shareholder	Yes	Against	For
					Six	Adopt policy of shareholder advisory vote on Executive Pay	Shareholder	Yes	For	Against
					Seven	Report semi-annually on political contributions	Shareholder	Yes	Against	For

Chevron Corp	CVX		5/27/2009	4/1/2009	One	Election of fourteen directors	Issuer	Yes	For	For
					Two	Ratify selection of auditors	Issuer	Yes	For	For
					Three	Approve material terms of Performance Goals for Awards Under Chevron Incentive Plan	Issuer	Yes	Against	Against
					Four	Approve material terms of Performance Goals for Awards Under Chevron Long-Term Incentive Plan	Issuer	Yes	Against	Against
					Five	Amend by-laws to allow holders of 10% of outstanding shares to call special meeting of shareholders	Shareholder	Yes	Against	For
					Six	Adopt policy of shareholder advisory vote on Executive Pay	Shareholder	Yes	For	Against
					Seven	Request that Board publicly adopt L-T goals to reduce greenhouse gas emissions	Shareholder	Yes	Abstain	Against
					Eight	Request Board adopt guidelines for investing in specific foreign countries	Shareholder	Yes	Against	For
					Nine	Adopt comprehensive human rights policy	Shareholder	Yes	Against	For
					Ten	Report on assessment of host country laws to protect environment	Shareholder	Yes	Against	For

ExxonMobil Corp.	XOM		5/27/2009	4/6/2009	One	Election of ten directors	Issuer	Yes	For	For
					Two	Ratify selection of auditors	Issuer	Yes	For	For
					Three	Adopt cumulative voting in election of directors	Shareholder	Yes	For	Against
					Four	Amend by-laws to allow holders of 10% of outstanding shares to call special meeting of shareholders	Shareholder	Yes	Against	For
					Five	Reincorporate XOM in N. Dakota	Shareholder	Yes	Against	For
					Six	To separate the positions of Board Chairman and CEO	Shareholder	Yes	For	Against
					Seven	Adopt policy of shareholder advisory vote on Named Executive Officer Pay	Shareholder	Yes	For	Against
					Eight	Initiate review of Executive Compensation policies	Shareholder	Yes	Against	For
					Nine	Review antidiscrimination policies relating to corporate sponsorships and executive perks	Shareholder	Yes	Abstain	Against
					Ten	Amend EEO policy	Shareholder	Yes	For	Against
					Eleven	Request Board adopt quantitative goals for reducing greenhouse gas emissions	Shareholder	Yes	Abstain	Against
					Twelve	Establish task force to report on climate change and sustainable energy	Shareholder	Yes	Abstain	Against
					Thirteeen	Adopt a policy for renewable energy R&D	Shareholder	Yes	Abstain	Against

Home Depot, Inc.	HD		5/28/2009	3/30/2009	One	Election of nine directors	Issuer	Yes	For	For
					Two	Ratify selection of auditors	Issuer	Yes	For	For
					Three	Amend by-laws to allow holders of 25% of outstanding shares to call special meeting of shareholders	Issuer	Yes	For	For
					Four	Adopt cumulative voting in election of directors	Shareholder	Yes	For	Against
					Five	Amend by-laws to allow holders of 10% of outstanding shares to call special meeting of shareholders	Shareholder	Yes	Against	For
					Six	Prepare an emplyment diversity and affirmative action report	Shareholder	Yes	Against	For
					Seven	Adopt policy of shareholder advisory vote on Executive Pay	Shareholder	Yes	For	Against
					Eight	Request HD to assess companywide energy use and target reductions in energy use	Shareholder	Yes	For	Against

Sirius XM Radio, Inc.	SIRI		5/27/009	3/30/2009	One	Election of twelve directors	Issuer	Yes	For	For
					Two	Amend Ctf. of Incorporation to increase authorized common	Issuer	Yes	For	For
					Three	Amend Ctf. of Incorporation to effect reverse split and reduce number of authorized shares	Issuer	Yes	For	For
					Four	Approve L-T Stock Incentive Plan	Issuer	Yes	Against	Against
					Five	Ratify selection of auditors	Issuer	Yes	For	For
					Six	Adopt policy of shareholder advisory vote on Executive Pay	Issuer	Yes	For	Against

Target Corp.	TGT		5/28/2009	3/30/2009	One	Fix the number of Directors at 12	Issuer	Yes	For	For
					Two (a) -Two (d)	Election of four directors	Issuer	Yes	For	For
					Three	Ratify selection of auditors	Issuer	Yes	For	For
					Four	Approve performance measures for Long-Term Incentive Plan	Issuer	Yes	Against	Against
					Five	Adopt policy of shareholder advisory vote on Executive Pay	Shareholder	Yes	For	Against
Lowe's Companies, Inc.	LOW		5/29/2009	3/27/2009	One	Election of four directors	Issuer	Yes	For	Against
					Two	Approve amendments to Lowe's 2006 Long-Term Incentive Plan	Issuer	Yes	For	For
					Three	Ratify selection of auditors	Issuer	Yes	For	For
					Four	Approve amendments to Lowe's Articles of Incorporation to eliminate remaining super5majority requirements	Issuer	Yes	For	For
					Five	Reincorporate LOW in N. Dakota	Shareholder	Yes	Against	For
					Six	Adopt comprehensive healthcare reform principles	Shareholder	Yes	Against	For
					Seven	To separate the positions of Board Chairman and CEO	Shareholder	Yes	For	Against

Caterpillar, Inc.	CAT		6/10/2009	4/13/2009	One	Election of five directors	Issuer	Yes	For	For
					Two	Ratify selection of auditors	Issuer	Yes	For	For
					Three	Provide for annual electionj of Directors	Shareholder	Yes	For	Against
					Four	Enact majority vote requirement for election of Directors	Shareholder	Yes	For	Against
					Five	Report on Foreign Military Sales	Shareholder	Yes	Against	For
					Six	Adopt simple majority vote rule to eliminate to eliminate all supermajority voting standards	Shareholder	Yes	For	Against
					Seven	Adopt policy to require as independent compensation consultant.	Shareholder	Yes	Against	For
					Eight	Require that Chairman of Board of Directors be independent of the Corporation.	Shareholder	Yes	For	Against
					Nine	Report on evaluating and prioritizing lobbying activities.	Shareholder	Yes	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By David W. Dube

* David W. Dube

President

Date: August 21, 2009

*Print the name and title of each signing officer under his or her signature.